Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Effective Tax Rate
The income tax provision from continuing operations consisted of the following amounts:

	Year Ended December 31,
	2014	2013	2012
	(In millions, except percentages)
Current
U.S. Federal	$—	$—	$7
Total — current	—	—	7
Deferred
U.S. Federal	2	14	1
State	2	(6)	2
Total — deferred	4	8	3
Total income tax expense	$4	$8	$10
Effective tax rate	3.4%	5.7%	45.7%

A reconciliation of the U.S. federal statutory rate of 35% to the Company's effective rate is as follows:

	Year Ended December 31,
	2014	2013 (a)	2012 (b)
	(In millions, except percentages)
Income Before Income Taxes	116	140	22
Tax at 35%	41	49	8
State taxes, net of federal benefit	1	(6)	2
Impact of non-taxable equity earnings	(33)	(35)	—
Production tax credits	(6)	—	—
Change in state effective tax rate	1	—	—
Income tax expense	$4	$8	$10
Effective income tax rate	3.4%	5.7%	45.7%

(a) - Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
(b) - Represents pro forma tax provision for NRG Yield LLC
For the year ended December 31, 2014, the overall effective tax rate was different than the statutory rate of 35% primarily due to taxable earnings allocated to NRG resulting from its 55.3% interest in NRG Yield LLC and production tax credits generated from certain Alta Wind Portfolio facilities.
For the year ended December 31, 2013, the overall effective tax rate was different than the statutory rate of 35% primarily due to taxable earnings allocated to NRG resulting from its 65.5% interest in NRG Yield LLC.
On July 22, 2013, the Company acquired a controlling interest in NRG Yield LLC and its subsidiary NRG Yield Operating LLC. On July 29, 2014, the Company issued additional shares of Class A common stock, and as a result, it currently owns 44.7% of NRG Yield LLC and consolidates the results due to its controlling interest. The Company records NRG's 55.3% ownership as noncontrolling interest in the financial statements. For tax purposes, NRG Yield LLC is treated as a partnership; therefore, the Company and NRG each record their respective share of taxable income or loss.
The temporary differences, which gave rise to the Company's deferred tax assets, consisted of the following:

	As of December 31,
	2014	2013
	(In millions)
Deferred tax assets:
Investment in projects	$47	$81
Production tax credits carryforwards	6	—
U.S. Federal net operating loss carryforwards	74	61
State net operating loss carryforwards	7	4
Total deferred tax assets	134	146
Net deferred tax asset	$134	$146

The following table summarizes the Company's net deferred tax position:

	As of December 31,
	2014	2013
	(In millions)
Net deferred tax asset — current	$16	$—
Net deferred tax asset — noncurrent	118	146
Net deferred tax asset	$134	$146

Tax Receivable and Payable
As of December 31, 2014, the Company had a domestic tax receivable of $6 million which related to federal cash grants for Borrego project. This amount is fully reserved pending further discussions with the US Treasury Department.
Deferred Tax Assets and Valuation Allowance
Net deferred tax balance — As of December 31, 2014, and 2013, NRG recorded a net deferred tax asset of $134 million and $146 million, respectively. The Company believes it is more likely than not that the results of future operations will generate sufficient taxable income which includes the future reversal of existing taxable temporary differences to realize deferred tax assets. In arriving at this conclusion to utilize projections of future profit before tax in its estimate of future taxable income, the Company considered the profit before tax generated in recent years.
NOL carryforwards — At December 31, 2014, the Company had domestic NOLs consisting of carryforwards for federal income tax purposes of $74 million and cumulative state NOLs of $7 million tax-effected.
Uncertain Tax Positions
The Company had no identified uncertain tax positions that require evaluation as of December 31, 2014.